THE HOMESTATE GROUP
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                PROSPECTUS DATED OCTOBER 30, 1997

THE  HOMESTATE GROUP     Mailing   1857 William Penn Way, P.O. Box 10666
                         Address   Lancaster, PA 17605-0666
                          Phone    (800) 232-0224 -  Toll- Free
                                   (717)  396-7864  -  Local & International

INVESTMENT OBJECTIVES AND POLICIES
The HomeState Group (the "Trust") is an open-end management company, organized on August 26, 1992, as a common law trust under Pennsylvania law. The Trust is registered as a "series fund." Currently, there are three series: the HomeState Pennsylvania Growth Fund, the HomeState Select Opportunities Fund (the "Funds") and the Year 2000 ("Y2K") Fund. Shares offered by this Prospectus are for the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund.

THE HOMESTATE PENNSYLVANIA GROWTH FUND - The objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies. The Fund will usually invest in a diversified portfolio of common stock of approximately 120 companies. There is no assurance the Fund will achieve this investment objective (See "Investment Objectives and Policies").

THE HOMESTATE SELECT OPPORTUNITIES FUND - The objective of the Fund is long-term appreciation of capital through investments in a non-diversified portfolio of U.S. securities, without regard to any further issuer location limitations. The Fund will typically invest in the common stock of no more than fifty U.S. companies. Due to potential concentration in these issues, the Fund will close to new investors when total net assets surpass $100 million. While the Fund can invest in companies of varying size, it will usually emphasize companies having a market capitalization of less than $1 billion. There is no assurance the Fund will achieve this investment objective (See "Investment Objectives and Policies").

PURCHASE INFORMATION
Shares  of  each  Fund can be purchased through  any  independent securities dealer having a sales agreement with the Funds' Distributor, at the then-current net asset value plus a sales charge of 4.75%. There are several ways to purchase shares at a reduced sales charge. The required minimum initial investment in each Fund is $500 and the minimum subsequent investment is $50. The minimum initial and subsequent investment amounts are $50 under the Funds' AutoInvest Plan. See "How to Purchase Shares of the Funds" for more information.

ADDITIONAL INFORMATION
This Prospectus sets forth the information a prospective investor should know before investing. Please read it carefully and retain it for future reference. A Statement of Additional Information, dated October 30, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information includes a description of the Funds' trustees and officers, a list of investment policies and restrictions, and further details about the management and operations of each Fund, and is available at no charge by writing or calling the Funds at the address or phone numbers listed above.

For further information concerning a new account, call the Funds at (800) 232-0224. For questions about an established account, call Rodney Square Management Corporation, the Funds' shareholder servicing agent, at (800) 892-1351.

Shares  of  the  Funds  are not insured by  the  Federal  Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THE HOMESTATE GROUP
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TABLE OF CONTENTS

          WHERE TO FIND INFORMATION CONCERNING        PAGE NUMBER
          ------------------------------------        -----------

          Investment Objectives and Policies               1
          Purchase Information                             1
          Additional Information                           1
          Expenses Summary                                 3
          Financial Highlights                             4
          Investment Objectives and Policies               6
          Investment Techniques                            6
          Risk Factors                                     9
          Investment Restrictions                          12
          How to Purchase Shares of the Funds              12
          How to Redeem Shares of the Funds                15
          How to Exchange Shares of the Funds              16
          Valuing the Funds' Shares                        16
          Management of the Funds                          17
          Brokerage Allocation                             19
          Dividends, Distributions and Taxes               20
          General Information                              21
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THE HOMESTATE GROUP
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SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Load Imposed on Purchases
      (As a percentage of Maximum offering price).......      4.75%1

	 Sales Load Imposed on Reinvested Dividends.........        None

	 Deferred Sales Load................................        None

	 Redemption Fees....................................        None

	 Exchange Fees......................................        None

	 Wire Transfer of Redemption Proceeds Fee...........       $7.00

ANNUAL FUND OPERATING EXPENSES2
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                  HOMESTATE PENNSYLVANIA     HOMESTATE SELECT
                                       GROWTH FUND          OPPORTUNITIES FUND
                                  ----------------------    ------------------

     Management Fees...............     0.75%                       0.00%4
     12b-1 Fees3...................     0.35%                       0.35%
     Other Expenses
	  (After Reimbursement)........     0.67%                       2.00%5
                                       -------                      ------
           Total Operating Expenses     1.77%                       2.35%5

EXAMPLE OF EXPENSES

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a hypothetical $1,000 investment in the Funds, assuming a 5% annual return and redemption at the end of each period:

                                            ONE     THREE     FIVE    TEN
                                            YEAR    YEARS    YEARS   YEARS
                                            ----    -----    -----   -----

     HomeState Pennsylvania Growth Fund..    $65      $101    $139    $246
     HomeState Select Opportunities Fund.    $70      $117    $167    $303

This table is provided to help you understand the expense of investing in the Funds and your share of the operating expenses which the Funds incur. The table does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but the Funds' actual annual returns will vary.

1 The rules of the SEC require that the maximum sales charge (in the Funds' case, 4.75% of the offering price) be reflected in the above table. However, there are several methods by which the sales charge can be reduced. See "How to Purchase Shares of the Funds" for more information.

2 The table shows expenses based on the Funds' management fees and distribution service (12b-1)fees and other expenses on an annualized basis for the period ended June 30, 1997.

3 Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

4 The management fee would have been 1.00% if the adviser had not waived their fee.

5 The Adviser has agreed to limit the Fund's ordinary operating expenses to no more than 2.35% at least through and including June 30, 1998. Absent that limitation, the "Other Expenses" and "Total Operating Expenses" would have been 6.75% and 8.10%, respectively.

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THE HOMESTATE GROUP
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FINANCIAL HIGHLIGHTS

The following table presents per share financial information for the HomeState Pennsylvania Growth Fund since its commencement of operations on October 1, 1992. This information has been audited and reported on by The HomeState Group's independent accountants, in connection with the audit of the Financial Statements. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997, which should be read in conjunction with this information, are incorporated by reference into this Prospectus. The HomeState Group's
Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
PENNSYLVANIA GROWTH FUND

                                                  PERIODS ENDED
                                ----------------------------------------------------
						         6/30/97    6/30/96    6/30/95    6/30/94    6/30/93+
                                 -------    -------    -------    -------    --------
Net asset value at
beginning of period.....          $21.25    $15.68      $12.37     $10.98    $10.00
                                  ------    ------      ------     ------    ------
Income from Investment
----------------------
Operations
----------
Net investment income
 (loss) .................         (0.07)    (0.07)      (0.01)     (0.03)    0.03
Net realized and
 unrealized gain on
 investments.............          1.78      6.17        3.54       1.53     0.95
                                 ------    ------      ------     ------   ------
  Total from investment
   operations............          1.71      6.10        3.53       1.50     0.98
                                 ------    ------      ------     ------   ------
Less Distributions
-------------------
Dividends from net
 investment income ......         0.00      0.00        0.00      (0.03)    0.00
Distributions from net
 realized gains .........        (1.41)    (0.53)      (0.22)     (0.08)    0.00
                                ------    ------      ------     ------   ------
  Total distributions....        (1.41)    (0.53)      (0.22)     (0.11)    0.00
                                ------    ------      ------     ------   ------
Net asset value at end
 of period ..............       $21.55    $21.25      $15.68     $12.37   $10.98
                                ======    ======      ======     ======   ======

Total return**...........        9.56%    39.94%      28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted)...........     $89,577   $55,828     $20,388    $9,892    $3,026
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser...............       1.77%     1.85%       2.00%     2.67%    7.85%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser.         na1       na1       1.91%     2.23%    1.87%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser.     (0.39)%   (0.58)%     (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment
 income (loss) to
 average net assets
 after reimbursement by
 Adviser..................         na1       na1     (0.10)%   (0.32)%    0.74%*
Average commission
rate paid.................     $0.0941  $0.0961           -         -         -
Portfolio turnover rate...         50%       66%         51%       51%       63%
<FOOTNOTE>
+    From commencement of operations: October 1, 1992.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.
</FOOTNOTE>

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THE HOMESTATE GROUP
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FINANCIAL HIGHLIGHTS

The following table presents per share financial information
for   the   HomeState  Select  Opportunities   Fund   since   its
commencement of operations on February 18, 1997. This information has been audited and reported on by The HomeState Group's independent accountants, in connection with the audit of the financial statements. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997, which
should   be   read   in  conunction  with  this  information, are
incorporated by reference into this Prospectus. The HomeState Group's Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 1997+:
SELECT OPPORTUNITIES FUND

Net asset value at
beginning of period........  		 $10.00
                                     ------
Income from Investment
----------------------
Operations
----------
Net investment loss.......            (0.03)
Net realized and
 unrealized gain on
 investments................           1.73
                                     ------
  Total from investment
   operations...............           1.70
                                     ------

Net asset value at end
 of period .................         $11.70
                                     ======

Total return**..............         17.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted).............         $5,628
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser and waivers.....         8.10%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser
 and waivers................         2.35%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser
 and waivers.................      (6.85)%*
Ratio of net investment
 loss to average net assets
 after reimbursement by
 Adviser and waivers.........      (1.10)%*
Average commission
 rate paid...................       $0.0983
Portfolio turnover rate......           59%

+    From commencement of operations: February 18, 1997.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
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THE HOMESTATE GROUP
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INVESTMENT OBJECTIVES AND POLICIES
The HomeState Group is registered as a "series" fund whereby each individual series of the Trust, in effect, represents a separate mutual fund with its own investment objectives and policies, with varying possibilities for capital appreciation or income, and subject to varying degrees of market risks. Currently, two series are in operation: the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund. The discussion of investment objectives and policies that follows relates only to each specific series as noted. Future series of the Trust would have their own distinct objectives and policies. Each series may also employ the techniques described below under "Investment Techniques" and are subject to specific risks described below under "Risk Factors."

THE HOMESTATE PENNSYLVANIA GROWTH FUND
The   Fund's  objective  is  long-term  growth  through   capital
appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their headquarters in the Commonwealth of Pennsylvania, or companies
based   elsewhere   but  have  significant  operations   in   the
Commonwealth of Pennsylvania (i.e. at least 50% of their revenues are derived from operating units located in Pennsylvania). The Fund's objective may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no guarantee the investment objective of the Fund will be achieved. The Fund will be actively managed but will limit short-term trading and high portfolio turnover rates. The Fund's annual portfolio turnover rate is not anticipated to exceed eighty percent.

THE HOMESTATE SELECT OPPORTUNITIES FUND
The objective of the Fund is long-term appreciation of capital through investments in a non-diversified portfolio of securities. The Fund seeks to achieve this goal by typically investing in the common stock of no more than fifty U.S. companies. While the Fund can invest in companies of varying size, it will usually emphasize companies having a market capitalization of less than $1 billion.

The Fund may invest a larger percentage of its assets in a particular security or issuer than the average diversified mutual fund, and will focus on those companies identified by the Fund's adviser as having what it believes are superior prospects for price appreciation. Due to potential concentration in these issues, the Fund will close to new investors when total net assets surpass $100 million. The Fund's annual portfolio turnover rate is expected to not exceed one hundred and fifty percent. Higher portfolio turnover rates increase transaction costs and the possibility of realizing taxable capital gains. The Fund's objective may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no guarantee the investment objective of the Fund will be achieved.

INVESTMENT TECHNIQUES
The following are the investment techniques that may be used by the Funds. Any discussion of an investment technique specific to one series will be noted.

EQUITY SECURITIES
Under normal circumstances the Funds will invest a minimum of 65% of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks. Investments are based primarily on fundamental analysis and, although technical factors will not be ignored, the main investment criteria will focus on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance and future expectations. The Funds will strive to invest in companies with strong balance sheets and dominant or leading positions in niche markets. The Funds will look favorably upon those companies that have well-defined business plans and long-term operating strategies designed to increase shareholder value. When evaluating a company for possible inclusion in a Fund's portfolio, a member of the Adviser's portfolio management or research staff will request to conduct an in-person visit to the company whenever such a visit is judged appropriate, and will seek to meet with the company's management and survey its operations. The Adviser will also attempt to interview a cross section of the company's employees, customers, suppliers and competitors. The Adviser believes that this "hands-on" approach to investing may give it an opportunity to spot developing trends in these companies. The Adviser estimates that approximately 80

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THE HOMESTATE GROUP
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percent  of  the  HomeState  Pennsylvania  Growth  Fund's  equity holdings have historically been a result of this in-house research effort and that this percentage will be even higher in the HomeState Select Opportunities Fund. The HomeState Select
Opportunities  Fund,  however,  will  not  share  the   HomeState
Pennsylvania Growth Fund's geographic limitation.


SMALL COMPANIES
The  Funds  can  each invest in companies from a  wide  range  of industries  and  of varying size, but both will  include  smaller companies. The HomeState Select Opportunities Fund will usually emphasize these smaller companies. Smaller companies are generally not as widely followed by institutional investment analysts as larger companies such as those listed on the New York Stock Exchange. According to surveys by brokerage firms, over 60 percent of all companies listed on the NASDAQ Stock Exchange and American Stock Exchange have two or fewer analysts following the company. The Funds' adviser believes that this lack of generally available information about smaller companies presents an opportunity for investment managers who provide their own research analysis to spot developing trends before such information is widely distributed among the larger investment community.

REGIONAL INVESTING
To pursue its objective, the HomeState Pennsylvania Growth Fund will invest at least 65 percent of the value of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks issued by firms whose headquarters are located in the Commonwealth of Pennsylvania or companies based elsewhere but that have significant operations in the Commonwealth of Pennsylvania. The Funds' Adviser, Emerald Advisers, Inc., believes that Pennsylvania is positioned to provide publicly-traded companies and their shareholders significant opportunities for growth. The state is situated between two of the nation's most densely populated regions, and its industries are poised to take advantage of global markets.
The  state  has  ports  accessing the  Great  Lakes  system,  the
Mississippi  and  Ohio  rivers to the Gulf  of  Mexico,  and  the
Atlantic  Ocean.  Pennsylvania is at the heart  of  an  expansive railroad system and has a major network of inter-connecting interstate highways. Its corporate profile is diverse: from high-tech biopharmaceutical firms headquartered in the state's southeast corner, to rich farmlands in central Pennsylvania, to the growing financial and commercial center of the west. From Erie to Philadelphia and from Pittsburgh to the Poconos, the four corners of Pennsylvania frame a $244 billion economy. If Pennsylvania were a free-standing country, its Gross Domestic Product would rank it similar in size to such countries as Mexico or the Republic of Korea. The Adviser believes that the Fund will provide a positive influence on the Pennsylvania economy by stimulating investor interest and awareness in Pennsylvania companies.

OTHER INVESTMENT TECHNIQUES
Both Funds may also invest up to 35 percent of the value of their total assets in preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. (The price of debt securities in which the Funds invest are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Funds' debt securities may rise. Price changes of these debt securities held by the Funds have a direct impact on the net asset value per share of the Funds. Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Services ("Moody's"): AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody's. Corporate bonds rated BBB by S & P or Baa by Moody's are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics (See "Appendix A" of the Funds' Statement of Additional Information for further information). The Funds will make use of these short-term instruments primarily under those circumstances where it has cash to manage for a brief time period (i.e. after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

The Funds will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Funds may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan
Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal

THE HOMESTATE GROUP
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Housing Administration or
Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of "locking-in" long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of premium paid. Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

On those occasions when, in the opinion of the Funds' investment adviser, market conditions warrant a temporary defensive approach, the Funds may invest more than 35 percent of their total assets in short-term obligations, including the following: securities issued or guaranteed by the U.S. government, commercial paper and bankers acceptances. During intervals when the Funds have adopted a temporary defensive position they will not be achieving their stated investment objective.

The Funds may from time to time engage in repurchase agreements. That is, a seller may sell securities to the Fund and agree to repurchase the securities at the Funds' cost plus interest within a specified period (normally one day). The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Funds. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy.

OPTIONS AND SHORT-SELLING STRATEGIES - In managing the HomeState Select Opportunities Fund, the adviser may engage in certain options and short selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these instruments are discussed below. Use of options and short selling is subject to applicable regulations of the SEC, the several options exchanges upon which these instruments may be traded, and the various state regulatory authorities. The Board of Trustees has adopted investment guidelines (described below) reflecting these trading regulations.

The Fund will not use leverage in its options and short-selling strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies and will either (1) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options whose values are expected to offset ("cover") its obligations thereunder.

OPTIONS STRATEGIES - The HomeState Select Opportunities Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter ("OTC") market. The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid. The Fund may also write covered call options of securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received.

The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the

THE HOMESTATE GROUP
===============================================================================

market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold. The Fund may also write covered put options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received.

Securities used to cover OTC call options written by the Fund are considered illiquid and therefore subject to the Fund's limitations on investing in illiquid securities. The Fund may purchase  put  and call options and write covered  put  and  call options on indexes in much the same manner as the more traditional options discussed above. The Fund may purchase and write covered straddles on securities or indexes. The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). For a more complete discussion of these and other related techniques, investors are directed to the Trust's Statement of Additional Information.

OPTIONS GUIDELINES - The HomeState Select Opportunities Fund has adopted the following investment guidelines to govern its use of options strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

   1. the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated under the option; and

   2. the Fund will not write put or call options having aggregate exercise prices greater than 25% of its net assets.

These guidelines do not apply to options attached to or acquired with or traded together with their underlying securities and do not apply to securities that incorporate features similar to options.

SHORT-SELLING - If the HomeState Select Opportunities Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may seek to lower some of the risk associated with short sales by purchasing call options on securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that the amount deposited in it, plus the amount deposited with the broker as collateral, will equal the current market value of the securities sold short. No more than 25% of the value of the Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. The Fund's ability to make short sales may be limited by a requirement applicable to "regulated investment companies" under Subchapter M of the Internal Revenue Code that no more than 30% of the Fund's gross income in any year may be the result of gains from the sale of property held for less than three months.

RISK FACTORS

GENERAL

The principal risk factor associated with an investment in the Funds is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The Funds are intended for long-term investors.

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THE HOMESTATE GROUP
===============================================================================

SMALL COMPANIES

The Funds' portfolios will include smaller companies, those defined by the Funds' adviser as having a market capitalization of less than $1 billion. Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of large companies. "Small cap" companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them more susceptible to market pressure, may have a smaller public market for their shares, and may not be nationally recognized.

REGIONAL INVESTING

Due to its geographic limitation, the HomeState Pennsylvania Growth Fund's assets may be subject to greater risk of loss from economic, political or other developments (e.g., natural disasters) having an unfavorable impact upon business located in the Commonwealth of Pennsylvania than similar funds whose investments are geographically more diverse (i.e. the Fund may be less diversified than other funds with similar investment objectives but no such geographic limitation. The HomeState Select Opportunities Fund has no such geographic limitation.) There can be no assurance that the economy of Pennsylvania or the companies headquartered or operating in Pennsylvania will grow in the future.

THE HOMESTATE GROUP
===============================================================================

Since the HomeState Pennsylvania Growth Fund will be mainly investing in a diversified portfolio of companies that have their headquarters in the Commonwealth of Pennsylvania, or companies based elsewhere but that have significant operations in Pennsylvania, Fund investments can be significantly affected by business trends and the economic health of Pennsylvania. The following is a brief summary of certain factors affecting the Pennsylvania Growth Fund. The summary does not purport to be complete and is based upon information derived from publicly available documents.

SPECIAL FACTORS AFFECTING INVESTMENTS IN PENNSYLVANIA COMPANIES - Pennsylvania is the nation's fifth-ranked state in terms of population, behind California, New York, Texas and Florida. Pennsylvania's population notched up to 11.9 million in 1990 from
11.8 million in 1980. Pennsylvania's population is evenly split between the metropolitan areas of Philadelphia and Pittsburgh and the rest of the State.

Pennsylvania boasts the nation's highest personal savings rate and the least transitory population of any state in the nation
(81% of the current population was born in the State).

Pennsylvania's workforce totals more than 5.9 million, ranking it as the sixth largest labor pool in the nation. The State's seasonally adjusted unemployment rate stood at 5.3% in July 1997, versus 4.8% for the U.S. economy as a whole. By comparison, neighboring New Jersey's rate was 5.4%. Pennsylvania has a lower per capita state tax burden than the surrounding states of New York, New Jersey, Maryland or Ohio.

Pennsylvania's $244 billion economy is home to 33 Fortune 500 corporations and more than 237,000 public and private businesses. Pennsylvania is the only state in the nation with two cities (Philadelphia and Pittsburgh) listed in Fortune's top ten cities with the largest number of Fortune 500 companies. Since the Fund commenced operations in 1992, the number of Pennsylvania-based publicly-traded companies it has identified has grown from 440 to over 500 companies. See "Appendix B: Pennsylvania-based Companies" in the Statement of Additional Information for a complete listing of these companies. Pennsylvania has historically been identified as among the leading states in manufacturing and mining. The coal and steel industries have declined in national importance in recent years, but remain a major component of the Pennsylvania economy. Due to the cyclical nature of these businesses, Pennsylvania may be more vulnerable to the industries' economic fluctuations and downturns.

In part because of the decline in the heavy manufacturing sector, Pennsylvania's economy has diversified beyond the traditional "smoke stack" industries. Major new sources for growth are in the service sector, including medical and health services, trade, education and financial institutions. The State's workforce has diversified so that it is almost evenly divided between the services (24.4%), wholesale and retail trade (23.9%) and manufacturing (23.3%) employment sectors. The State is home to the nation's third largest number of technology companies, and the greater Philadelphia area is ranked as the nation's number-two region for biotechnology companies.

THE HOMESTATE GROUP
===============================================================================

Pennsylvania's agriculture industries have also historically played a prominent role in the State's economy. Crop and livestock products add an annual $3.5 billion to the State's economy, while agribusiness and food related industries as a whole support $38 billion in annual economic activity. Agribusiness activities can be detrimentally affected by consistently poor weather conditions.

NON-DIVERSIFICATION

As a "non-diversified" Fund, the HomeState Select Opportunities Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a "diversified" fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable "diversified" fund. See Investment Restriction Number 1, below.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

The Fund may effectively terminate its right or obligations under an option by entering into a closing transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

THE HOMESTATE GROUP
===============================================================================

In  considering  the  use of options to enhance  returns  or  for
hedging  purposes,  particular  note  should  be  taken  of   the
following:

  1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions.

  2. Options normally have expiration dates of up to three years.

  3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Closing transactions may be effected with respect to options traded in the OTC market only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.

  4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security.

  5. The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

SHORT-SELLING

Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

For a more detailed discussion of these risks, investors are directed to the Trust's Statement of Additional Information.

THE HOMESTATE GROUP
===============================================================================

INVESTMENT RESTRICTIONS

The   Funds   are  subject  to  specific  fundamental  investment
restrictions, which may not be changed without a vote of a majority of their outstanding shares. Following is a discussion of some of these fundamental restrictions:

  The HomeState Pennsylvania Growth Fund may not:

  1. Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government).

  2. Invest more than 15% of total assets in one industry.

  3. Invest in, write or sell put or call options, straddles, spreads or combinations thereof.

  4. Invest in commodities or commodity contracts.

  5. Borrow money except for temporary or emergency purposes  and then only from commercial banks and not in excess of 15%  of
     the   Fund's  total  assets.  The  Fund  will  not  purchase
     securities when borrowing exceeds 5% of total assets.


  The HomeState Select Opportunities Fund may not:

  1. Invest more than 25% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), nor, in respect of at least 50% of its assets, invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government.

  2. Invest more than 25% of total assets in one industry.

  3. Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value); such borrowing will be limited to no more than 5% of net assets.

  The Funds may not :

  1. Acquire more than 10% of the voting securities of any one issuer.

  2. Issue or sell senior securities.

The aforementioned investment limitations are considered at the time the investment securities are purchased.
See the Funds' Statement of Additional Information for the full text of these policies and the Funds' other Fundamental Policies, as well as a listing of non-fundamental policies, which the Board of Trustees may change without shareholder approval.

HOW TO PURCHASE SHARES OF THE FUND

Shares of the Funds are available for purchase through selected financial service firms (such as broker-dealer firms) that have signed a selling agreement with Rodney Square Distributors, Inc. (the "Distributor"), the Funds' principal distributor. If an investor would like assistance in locating a dealer, he or she should contact the Funds. Shares can be purchased by mail or by wire, as described below. The minimum initial investment is $500, and the minimum subsequent investment is $50. Investors may be charged a fee if they effect transactions through a broker or agent.

THE HOMESTATE GROUP
===============================================================================

Shares of the Funds are purchased at net asset value per share next determined after an order is received (See "Valuing the Funds' Shares"), plus any applicable sales charge as described below, which is known as the "offering price." Funds' shareholders pay an ongoing distribution services fee at an annual rate of up to 0.35% of the Portfolio's aggregate average daily net assets attributable to Funds shares (See "Management of the Funds - The Distribution Plan").

At a meeting held on November 21, 1996 the Trust's Board of Trustees voted to reduce the sales load of the HomeState Pennsylvania Growth Fund. As a result, effective February 18, 1997 the maximum sales load on the purchase of shares of the Funds is 4.75%. The Offering Price is calculated as follows:

                     SALES CHARGE AS A
                       PERCENTAGE OF                    DEALER'S CONCESSION
DOLLAR AMOUNT INVESTED  OFFERING PRICE    N.A.V.     (AS A % OF OFFERING PRICE)
----------------------- --------------   ------      --------------------------
  Less Than $50,000          4.75%        4.99%            4.25%
  $50,000 to $250,000        3.75         3.90             3.25
  $250,000 to $500,000       2.75         2.83             2.50
  $500,000 to $1,000,000     2.25         2.30             2.00
  $1,000,000 & Above         0.00         0.00             0.50




REDUCED SALES CHARGE

There are several ways for shareholders to qualify to pay a lower sales charge. Shareholders may qualify by aggregating purchases being made or that have been made in both Funds:

  1. REACH "BREAK POINTS" - Increase the initial investment amount to reach a higher discount level, as listed above.

  2. RIGHT OF ACCUMULATION - Add to an existing shareholder account so that the current offering price value of the total combined holdings reach a higher discount level, as listed above.

  3. SIGN A LETTER OF INTENT - Inform the Funds or their Agent that you wish to sign a non-binding "Letter of Intent" (the "Letter") to purchase an additional number of shares so that the total equals at least $50,000 over the following 13-month period. Upon the Funds' receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder's Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

  4. COMBINED   PURCHASE  PRIVILEGE  -  Combine   the   following
     investor accounts into one "purchase" or "holding" to qualify for a reduced sales charge:

     (i) An individual or "company," as defined in Section 2(a)(8) of the Act; (ii) an individual, his spouse and children under age 21; (iii) a trustee or other fiduciary for certain trusts, estates, and certain fiduciary accounts; or (iv) the employee benefit plans of a single employer. The Funds' Transfer Agent, Rodney Square Management Corporation (the "Transfer Agent") must be advised of the related accounts at the time the purchase is made.

  5. PURCHASES  AT NET ASSET VALUE - Additionally, the  Board  of
     Trustees has determined that the following shareholders shall be permitted to purchase shares of the Funds without paying a sales charge:

     (i) Existing   shareholders,  upon  reinvestment   of   their
         dividend  income  or  capital  gains  distributions   as
         dividends   and   capital   gains   distributions    are
         reinvested in shares of the Funds at the net asset value without sales charge;

     (ii)Shareholders who have redeemed any or all of their shares of the Funds within the past 120 days may purchase shares at the net asset value without sales charge. The amount which may be reinvested is limited to the amount up to but not exceeding the redemption proceeds (or to the nearest full share if fractional
         shares   are   not   purchased)  and   is   limited   to
         shareholders who have not previously exercised this right. The Transfer Agent must be notified of the
         exercise  of  this  privilege  when  shares  are   being
         purchased;

THE HOMESTATE GROUP
=============================================================================
    (iii)Shareholders  of the HomeState Pennsylvania  Growth
         Fund or the HomeState Select Opportunities Fund may exchange their Fund shares into shares of the other
         Fund at net asset value without sales charge;

     (iv)The  HomeState  Pennsylvania Growth  Fund  only:  Certain
         "Institutional  Investors"  -  Pennsylvania  State   and
         local  government-affiliated  agencies,  non-profit  and
         charitable   organizations,   and   corporations    with
         headquarters   or   significant   operations   in    the
         Commonwealth  of  Pennsylvania having a  minimum  of  $5
         million   in   annual   sales  and   fifteen   full-time
         employees, and the retirement plans of each of the above may purchase at net asset value without sales charge. For these purposes, "significant operations" is
         defined   as   having   a   material   impact   on   the
         corporation's financial condition or profitability in the discretion of the Adviser;

     (v) Investor's   shares   purchased  by   advisory   accounts
         managed by SEC-registered investment advisers or bank trust departments;

     (vi)Trustees,  Officers,  Employees (and  those  retired)  of
         the   Funds,   their   services  providers   and   their
         affiliates, for their own accounts and for their spouse and children, and employees of such broker-dealer firms that have executed a Selling Agreement with the Funds may purchase shares at net asset value without a sales charge.

  6. On purchases of $1,000,000 or more, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.

The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge.
In such cases, the broker-dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended.

In addition to the commission paid to broker-dealers selling Funds shares by way of a selling agreement, the Distributor may also from time to time pay additional cash bonuses or other incentives to selected broker-dealers in connection with their registered representatives selling Funds shares. Such compensation will be paid solely by the Distributor, and may be conditioned upon the sale by the broker-dealer's representatives of a specified minimum dollar amount of shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families to locations within or outside the United States for meetings of a business nature.

PURCHASING SHARES

Shares of the Funds may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL - To invest by mail, an investor must complete and sign the Subscription Application Form which accompanies this Prospectus and send it, with a check payable, to The HomeState Group, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The HomeState Group, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801.

INVESTING BY WIRE - Investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Funds by requesting their bank to transmit funds by wire to:

    c/o Wilmington Trust Company, Wilmington, DE
    ABA #0311-0009-2
    DDA# 2688-958-8
    Attention: (HomeState Pennsylvania Growth Fund or
             HomeState Select Opportunities Fund)
              (followed  by the  name in which  the  account  is
               registered, and the account number).


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THE HOMESTATE GROUP
===========================================================================

INITIAL PURCHASES - Before making an investment by wire, an investor must first telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.) to be assigned an account number. The Subscription Application Form which accompanies this Prospectus should be promptly forwarded to Rodney Square Management Corporation at the address above under "Investing by Mail."

SUBSEQUENT PURCHASES - Additional investments may also be made through the wire procedures described above. An investor must telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.).

The bank transmitting the wire may charge a fee for this service. Federal funds wires received before the close of the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) will be executed based on each Fund's valuation that same day. Purchase orders received after the close of the NYSE will be executed on the next day the exchange is open.

TAX-DEFERRED RETIREMENT PLANS

Shares may be purchased by certain types of retirement plans. The
Funds   provide  plan  forms  and  custody  agreements  for   the
following:

Individual Retirement Accounts (IRA) - An IRA is a tax-deferred retirement savings account that may be used by an individual who has compensation or self-employment income and his or her unemployed spouse, or an individual who has received a qualified total or partial distribution from his or her employer's retirement plan. The current annual maintenance fee for IRA accounts is $10.00 per year.

In each of these plans, dividends and distributions will be automatically reinvested. For further details, contact the Adviser to obtain specific plan documents. Investors should consult with their tax adviser before establishing any tax-deferred retirement plans.

AUTOINVEST PLAN

The Funds also provide for an automatic investment plan whereby shareholders may arrange to make regular monthly, quarterly, semi-annual, or annual investments in the Funds. Investment amounts
are   automatically  debited  from  the  shareholder's   checking
account. The minimum initial and subsequent investment pursuant to this plan is $50.

GENERAL PURCHASE INFORMATION

Purchase orders for shares of the Funds placed with a registered broker-dealer must be received by the broker-dealer before the close of the NYSE to receive the Funds' valuation calculated that day. The broker-dealer is responsible for the timely transmission of orders to the Distributor. Orders placed with the registered broker-dealer after the close of the NYSE will be executed based on the Funds' valuation calculated on the next business day.

The Funds may refuse any order for the purchase of shares which the Board of Trustees deems as not in the best interests of the Funds.

Stock certificates representing shares of the Funds are not issued except upon written request. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. If you lose your certificate, you may incur an expense to replace it.

HOW TO REDEEM SHARES OF THE FUND

There is no charge for share redemptions. Shares will be redeemed at the net asset value next determined after the redemption request has been received in proper order by the Funds' Transfer Agent. Shares may be redeemed by telephone call or mail delivery to the Transfer Agent.

BY MAIL - A written request for redemption (along with any endorsed stock certificates) must be received by the Funds' Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, to constitute a valid tender for redemption. A signature guarantee is required for any written redemption request which: (1) is in excess of $10,000.00; (2) requests proceeds be sent to somewhere other than the account's listed address; or (3) requests proceeds be sent to someone other than the account's listed owner(s). These requirements may be waived or modified upon notice to shareholders. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized

THE HOMESTATE GROUP
===============================================================================

to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Payment of a written request for redemption will be made within seven business days of receipt of the request.

BY TELEPHONE - A shareholder redeeming at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited redemption on the Subscription Application form filed with the Transfer Agent may, at the time of such redemption, request that the funds be mailed or wired to the commercial bank or registered broker-dealer designated on the application form by telephoning the Transfer Agent at (800) 892-1351 before close of the New York Stock Exchange. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. A wire fee of $7.00 will be deducted from the shareholder account or proceeds before a wire is sent. Please note that the Funds' Transfer Agent receives all telephone calls for telephone instructions on a recorded phone line. The Funds and/or their Transfer Agent will employ such reasonable procedures to confirm that instructions communicated by telephone are genuine. If they fail to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right, at any time, to suspend or terminate the expedited redemption procedure. During a period of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions.

SYSTEMATIC WITHDRAWL PLAN

Shareholders may elect to participate in a "Systematic Withdrawal Plan" which provides for automatic fixed withdrawals of at least $50 monthly, quarterly, semi-annually, or annually. The minimum investment to establish a Systematic Withdrawal Plan is $10,000.

GENERAL REDEMPTION INFORMATION

If a shareholder seeks to redeem shares that were purchased within fifteen days of the redemption request, the Funds may delay payment until such time as the funds in question have been properly cleared and collected by the Funds.

Due to the relatively high administration cost of smaller shareholder accounts, the Funds reserve the right to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, other than as a result of a decline in the net asset value per share of the Funds or as an active participant in the AutoInvest Plan. The Funds will provide a 30-day written notice to such shareholder prior to initiating such a redemption.

HOW TO EXCHANGE SHARES OF THE FUND

Shares of the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund may be exchanged for shares of each other at the then current net asset value by calling the Funds' Transfer Agent by 4:00 p.m. Eastern Time on a normal Business Day; or for shares of any other funds which may be introduced by the Adviser; or shares may also be exchanged for the Rodney Square Fund ("RSF") which is managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Shares of RSF acquired through direct purchase or in the form of dividends earned on such shares may be exchanged for shares of any HomeState fund at net asset value plus the normal sales charge of such funds. The minimum initial investment of $1,000 is required to establish an account in RSF by telephone exchange or written request. RSF reserves the right to amend or change the exchange privilege upon 60 days notice to the shareholders. Exchanges of the Funds' shares involve the redemption of the Funds' shares and therefore an exchange may cause the realization of gains or losses for income tax purposes.

VALUING THE FUNDS' SHARES

The HomeState Pennsylvania Growth Fund's and the HomeState Select Opportunities Fund's daily closing prices are listed in many newspapers in the mutual fund prices section as "HomeStPA" and "HomeStOp," respectively. The net asset value and offering price of the shares of the Funds are determined once on each Business Day as of the close of the NYSE, which on a normal Business Day is usually 4:00 p.m. Eastern Time. A "Business Day" is defined as a day in which the NYSE is open for trading. Holidays currently observed by the NYSE are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's value is

THE HOMESTATE GROUP
===============================================================================

determined by adding the value of the portfolio securities and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. The net asset value of the Funds will fluctuate with market conditions as the value of the investment portfolio changes.

With approval of the Board of Trustees, the Funds may use a pricing service, bank or broker-dealer experienced in such matters to value the Funds' securities. The prices of bonds and other fixed income securities provided by such service providers may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Fund securities listed or traded on a national securities exchange or market system for which representative market quotations are available will be valued at the last quoted sales price on the security's listed exchange on that day. Listed securities not traded on an exchange that day, and other securities traded in the over-the-counter market will be valued at the mean between the closing asked price and the closing bid price. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities will be valued using a method which the Board of Trustees believes in good faith accurately reflects the fair value.

For more information concerning valuation of the Funds' shares, see "Additional Information Concerning Valuing the Funds' Shares" in the Statement of Additional Information.

MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES

The operations and management of the Trust are the responsibility of the Board of Trustees. Pursuant to that responsibility, the Board of Trustees has approved contracts with the following organizations to provide, among other things, day-to-day investment advisory and administrative management services.

THE INVESTMENT ADVISER

Emerald Advisers, Inc. serves as investment adviser to the Funds. The Adviser was organized as a Pennsylvania corporation on November 14, 1991, and is registered with the SEC under the Investment Advisers Act of 1940 and with the Pennsylvania Securities Commission under the Pennsylvania Securities Act of 1972. In August 1994, Emerald Advisers, Inc. became a wholly-owned subsidiary of Emerald Asset Management, Inc. Substantially all of the executives and investment related personnel of Emerald Advisers continue in their positions. Total assets managed by the Adviser exceeded $325 million at September 30, 1997. The three principal officers of the Adviser combine over 40 years of experience in the mutual fund, investment advisory, pension funds management and securities brokerage industries.

Pursuant   to  investment  advisory  agreements  (the   "Advisory
Agreements"), the Adviser furnishes each Fund with investment advisory and administrative services which are necessary to conduct the Fund's business. Specifically, the Adviser manages the Funds' investment operations and furnishes advice with respect to the purchase and sale of securities on a daily basis. The HomeState Pennsylvania Growth Fund agreement is dated September 1, 1992 and the HomeState Select Opportunities Fund agreement is dated February 1, 1997.

Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Funds, is primarily responsible for the day-to-day management of the Funds' portfolios. Mr. Mertz has had this responsibility since the
HomeState Pennsylvania Growth Fund commenced operations on October 1, 1992. Prior to this date, Mr. Mertz was the Chief
Investment Officer to the $12 billion Pennsylvania State Employes' Retirement System. Mr. Mertz has had this responsibility with the HomeState Select Opportunities Fund since its inception.

Under the terms of the Advisory Agreements, the Funds pay the Adviser an annual fee based on a percentage of the net assets under management. The fees are computed daily and paid monthly as follows:

HomeState Pennsylvania Growth Fund: for assets up to and including $250,000,000: 0.75%; for assets in excess of $250,000,000 and up to and including $500,000,000: 0.65%; for assets in excess of $500,000,000 and up to and including $750,000,000: 0.55%; for assets in excess of $750,000,000: 0.45%.

THE HOMESTATE GROUP
===============================================================================

HomeState  Select  Opportunities  Fund:  for  assets  up  to  and including $100,000,000: 1.0%; for assets in excess of $100,000,000: 0.90%. The Fund will be closed to new investors when total net assets surpass $100 million. These fees are higher than most other registered investment companies but comparable to fees paid by equity funds of a similar investment objective and size.

The Funds pay all of its expenses other than those expressly assumed by the Adviser. Specifically, the Funds pay the fees and expenses of their transfer agent, custodian, independent auditors and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Funds' organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to shareholders.

The Adviser will reimburse its fee to the Funds to the extent such fee exceeds the most restrictive expense limitation in effect by a state regulatory agency where the Funds' shares are registered for purchase. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the HomeState Select Opportunities Fund for the period at least through and including June 30, 1998 so that total Fund operating expenses are capped at 2.35% or less.

The Adviser has agreed that a percentage of its net advisory fee income earned from the HomeState Pennsylvania Growth Fund (less any fee waivers and expense reimbursements made by the Adviser to the Fund) will be contributed annually by the Fund on behalf of the Adviser to provide scholarship funding that will specifically benefit Pennsylvania residents who have graduated from a
Pennsylvania high school and are attending an accredited Pennsylvania college, university or trade school. The current year's contribution is 1% of the HomeState Pennsylvania Growth Fund's net advisory fee income.

THE ADMINISTRATOR, ACCOUNTING AND TRANSFER AGENT

Pursuant to separate administration, accounting services and transfer agency agreements each dated November 20, 1995, as amended, Rodney Square Management Corporation ("Rodney Square"), Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, has been retained to serve as administrator, accounting and
transfer   agent.   As  administrator,  Rodney  Square   provides
administrative and operational services and facilities. For its services as administrator, Rodney Square receives an annual fee paid monthly from the Funds, based on the Funds' daily assets, of 0.15% on the first $50 million (subject to a minimum fee of $50,000), 0.10% on the next $150 million and 0.07% on assets in excess of $200 million. As accounting agent, Rodney Square determines net asset value and provides accounting services to the Funds. Also, Rodney Square, as transfer agent, performs certain shareholder servicing duties as listed in the Transfer Agency Agreement.

THE CUSTODIAN

Pursuant to a separate custodian agreement (the "Custodian Agreement"), Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890 (the "Custodian"), has been retained to serve as custodian to the Funds' assets, and performs certain corresponding administrative tasks.

THE DISTRIBUTOR

Rodney Square Distributors, Inc., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, is the sole distributor of shares of the Funds. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC and a member of the National Association of Securities Dealers (the "NASD"), and an affiliate of Rodney Square, which also performs administrative, shareholder and accounting servicing duties for the Funds.

Certain officers and/or employees of the Adviser may also serve as registered representatives of the Distributor, but only in the capacity of distributing shares of the Funds.

THE HOMESTATE GROUP
===============================================================================


THE DISTRIBUTION PLANS

The Distributor will incur certain expenses while providing selling and sales distribution services for the Funds, including such costs as compensation to broker-dealers for (i) selling shares of the Funds, and (ii) providing information and advice to their shareholder clients regarding ongoing investment in the Funds, as well as advertising, promotional and printing expenses.

To promote shares of the Funds to the general public, each Fund has adopted a distribution services plan (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940 (the "Act"). The Plans allow the Funds to reimburse the Distributor for costs specifically described in this Section. The Distributor receives no other compensation from the Funds, except that (i) any sales charge collected will be paid to the Distributor (See "How to Purchase Shares of the Funds"), and (ii) the minimum total dollar amount paid to the Distributor on an annual basis (net of the amount paid to broker-dealers and/or service organizations) will be $3,000. The Distributor may pay such sales charge to broker-dealers who have entered into a Selling Agreement with the Distributor as a commission paid for selling the Funds' shares. The Funds pay the Distributor on a monthly basis at an annual rate not to exceed 0.35% of the series' average net assets. Expenses acceptable for reimbursement under the Plan include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds. The Funds' Adviser is responsible to pay the Distributor for any unreimbursed distribution expenses.

Pursuant to the Plans, a broker-dealer may receive a maintenance commission in the amount of 0.25% (annualized) of the average net assets maintained in the Funds by their clients.

The Funds may also compensate a bank under the Plans only to the extent that a bank may serve as a "service organization," providing administrative and accounting services for the Funds' shareholders. The Glass-Steagall Act and other applicable laws and regulations prohibit a bank from acting as underwriter or distributor of securities. If a bank were prohibited from providing certain administrative services, shareholders would be permitted to remain as the Funds' shareholders and alternate means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any financial consequences as a result of any of those occurrences.

The Board of Trustees of the Trust adopted the Plans after determining the Plans would likely benefit the Funds and their shareholders to the extent that the Plans can aid the Distributor in attracting additional shareholders, promoting the sale of shares, reducing redemptions, and maintaining and improving services provided to shareholders by the Distributor or dealers. The resulting increase in assets should benefit the Funds by providing a continuous cash flow, thereby affording the Adviser the ability to purchase and redeem portfolio securities without making unwanted redemptions of existing portfolio securities.

The Board of Trustees will annually review the success of the Plans in meeting these objectives based on information provided by the Adviser.

Future regulatory review and revision of Rule 12b-1 by the SEC, of Rule 2830 of the Rules of Fair Practice by the NASD, or any similar review and revision of other applicable regulations by other regulatory agencies could affect the Funds' Plans. The Board of Trustees will promptly modify the Plans if such action is warranted.

BROKERAGE ALLOCATION

The Adviser is responsible for selecting brokers and dealers to effect portfolio securities transactions and for negotiating brokerage commissions and dealers' charges. When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at the best overall terms available. Securities may be bought from or sold to brokers who have furnished statistical, research and other financial information or services to the Adviser. The Adviser may give consideration to those firms which have sold or are willing to sell shares of the Funds. See "Additional Brokerage Allocation Information" in the Statement of Additional Information for more information.

To the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the SEC under that Act, the Board of Trustees has determined that transactions for the Funds may be

THE HOMESTATE GROUP
===============================================================================

executed by affiliated brokers if, in the judgment of the Adviser, the use of an affiliated broker is likely to result in price and execution at least as favorable as those qualified brokers. The Adviser will not execute principal transactions by use of an affiliated broker.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends, if any, realized by the Funds will be declared and paid semi-annually, in the months of January and July. Capital gains, if any, realized by the Funds will be declared and paid semi-annually in the months of July and December. The Record and Declaration dates for payments to shareholders will normally be the 15th of the month, the Ex-Dividend dates will normally be the 16th of the month, and the Payment dates will normally be the 20th of the month (or the next business day if any of these dates fall on a weekend). Shareholders of record as of the Record Date will be paid, or have their payments reinvested in additional shares, as of the Re-Invest and Payable Dates. The net asset value price of the Funds will be reduced by the corresponding amount of the per-share payment declared on the Ex-Dividend Date. Since dividend income is not a primary objective of the Funds, the Funds do not anticipate paying substantial income dividends to shareholders.

A shareholder will automatically receive all dividends and capital gains distributions in additional full and fractional shares of the Funds at net asset value as of the date of payment, unless the shareholder elects to receive such distributions in cash. To change the distribution option chosen, the shareholder should write to the Funds' Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. The request will become effective with respect to distributions having record dates after its receipt by the Transfer Agent.

If a shareholder elects to receive distributions in cash, and the check is returned by the United States Postal Service, the Funds reserve the right to invest the amount of the returned check in additional shares of the Funds at the then existing net asset value and to convert the shareholder's election to automatic reinvestment of all distributions.

TAXES

Reinvested dividends and capital gains distributions will receive the same tax treatment as dividends and distributions paid in cash. Because the Funds are series of a Pennsylvania common law trust, they will not be liable for corporate income or franchise tax in the Commonwealth of Pennsylvania. Further, shares of the Funds are exempt from Pennsylvania personal property taxes.

The  Trust  intends  to  qualify for treatment  as  a  "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification under the Code requires that the Funds satisfy: (1) two gross income tests that ensure the Funds earn income from investing activities; (2) two diversification tests that limit the concentration of the Funds' investment assets in any one issuer; and (3) a series of distribution rules which require that the Funds distribute to shareholders substantially all of their investment company taxable income and net tax-exempt interest income. Each individual series of the Trust is expected to be treated as a separate corporation for most federal income tax purposes. So long as each Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders but amounts so distributed will be taxable to shareholders.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Funds will be taxed to shareholders as long-term capital gain in the year in which it was received, regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. Redemptions and exchanges from the Funds are each taxable events.

A statement detailing the Federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year.

Shareholders must furnish to the Funds a certified taxpayer identification number ("TIN"). The Funds are required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in

THE HOMESTATE GROUP
===============================================================================

accounts where the shareholder has failed to furnish a certified TIN and has not certified that such withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different Federal income tax treatment.

The tax information presented here is based on Federal and state tax laws and regulations effective as of the date of this Prospectus, and may subsequently change. Because the information presented here is only a very brief summary of some of the important tax considerations for shareholders, shareholders are urged to consult their tax advisers for more specific professional advice, especially as it relates to local and state tax regulations. See "Additional Dividend, Distribution and Taxes Information" in the Statement of Additional Information for more information.

GENERAL INFORMATION

The HomeState Group was organized as a Pennsylvania common law trust on August 26, 1992. Shares of the Trust do not have preemptive or conversion rights, and are fully-paid and non-assessable when issued.

Since The HomeState Group is organized as a Pennsylvania common law trust, it is not required to hold annual meetings, and does not intend to do so, except as required by the Act or other applicable Federal or state law. The Trust will assist in shareholder communications as required by Section 16(c) of the Act. The Act does require initial shareholder approval of each investment advisory agreement and election of Trustees. Under certain circumstances, the law provides shareholders with the right to call for a special shareholders meeting for the purpose of removing Trustees or for other proper purposes. Shares are entitled to one vote per share, and do not have cumulative voting rights.

The HomeState Group currently issues shares of beneficial interest with no par value, in two series. Additional series may be added in the future by the Board of Trustees. Each share of each Fund has pro rata distribution rights, and shares equally in dividends and distributions of the respective Fund series. Shareholders will receive an annual report containing financial statements which have been audited by the Funds' independent accountants, and a semi-annual report containing unaudited financial statements. Each report will include a list of investment securities held by the Funds. Shareholders may contact the Funds for additional information.

Duane, Morris & Heckscher, 305 North Front Street, Harrisburg, PA
17108, is legal counsel to the Trust.

Price  Waterhouse LLP, 30 South Seventeenth Street, Philadelphia,
PA 19103, is the independent accountant for the Trust.

MANAGEMENT OF THE FUNDS

TRUSTEES - Bruce E. Bowen, Kenneth G. Mertz II, C.F.A., Scott  C.
Penwell, Esq., Scott L. Rehr, H.J. Zoffer, Ph.D.

OFFICERS - Scott L. Rehr, President; Kenneth G. Mertz II, C.F.A.,
Vice President and Chief Investment Officer; Daniel W. Moyer  IV,
Vice President and Secretary; Diane D. Marky, Assistant Secretary

              [BLANK PAGE]

THE HOMESTATE GROUP
===============================================================================

               ---------------------------------------------------
               I                   FUND INFORMATION               I
			   I					                              I
			   I   NEW ACCOUNTS -                 (800) 232-0224  I
			   I                                                  I
			   I   EXISTING ACCOUNTS/ORDERS -     (800) 892-1351  I
			   I                                                  I
			   I  BROKERS ONLY -                 (800) 232-OK-PA  I
			   I                                                  I
			   I  SYMBOLS:                                        I
			   I  PENNSYLVANIA GROWTH FUND: HSPGX                 I
			   I  SELECT OPPORTUNITIES FUND: HSSAX	              I
			   I 	                                              I
			   ----------------------------------------------------

THE HOMESTATE GROUP
===============================================================================

                               THE HOMESTATE GROUP

                       HOMESTATE PENNSYLVANIA GROWTH FUND

                              1857 William Penn Way
                                 P.O. Box 10666
                            Lancaster, PA 17605-0666

                               INVESTMENT ADVISER
                            GENERAL FUND INFORMATION

                             Emerald Advisers, Inc.
                                 P.O. Box 10666
                            Lancaster, PA 17605-0666

                                   DISTRIBUTOR
                              MARKETING INFORMATION

                        Rodney Square Distributors, Inc.
                               Rodney Square North
                              1100 N. Market Street
                            Wilmington, DE 19890-0001

                                  ADMINISTRATOR
                                ACCOUNTING AGENT
                                 TRANSFER AGENT

                      Rodney Square Management Corporation
                               Rodney Square North
                              1100 N. Market Street
                            Wilmington, DE 19890-0001

                                    CUSTODIAN

                           Wilmington Trust Company
                           1100 North Market Street
                           Wilmington, Delaware, 19890

                                  LEGAL COUNSEL

                            Duane, Morris & Heckscher
                             305 North Front Street
                              Harrisburg, PA 17108

                             INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                           30 South Seventeenth Street
                             Philadelphia, PA 19103

                          SUBSCRIPTION APPLICATION FORM

                               THE HOMESTATE GROUP
                            PENNSYLVANIA GROWTH FUND
							SELECT OPPORTUNITIES FUND

                Mail to: Rodney Square Management Corporation
                -------
                                  P.O. Box 8987
                            Wilmington, DE 19899-9752
                       FOR ASSISTANCE, CALL (800) 892-1351

------------------------------------------------------------------------------
1. AMOUNT INVESTED
   [ ] Pennsylvania Growth Fund $----------
   [ ] Select Opportunities Fund $----------
       Total Amount to be Invested $----------
   FORM OF PAYMENT -- INITIAL INVESTMENT
   [ ] Check
   [ ] NAV Purchase: Attach NAV Purchase Form
   [ ] My Dealer purchased ---------------------- on -----------.
                               (No. of shares)         (date)
------------------------------------------------------------------------------
2. REGISTRATION (PLEASE PRINT OR TYPE)
   INDIVIDUAL *(Joint ownership with rights of survivorship unless otherwise noted)

   -------------------------------------------------     ---------------------
   (First Name)     (Initial)      (Last Name)              (Social Sec No.)

   -------------------------------------------------     ---------------------
   (Jt. Owner)      (Initial)      (Last Name)              (Social Sec No.)

   GIFT TO MINORS
                                      AS CUSTODIAN FOR
   ---------------------------------                   -----------------------
   (Name of Custodian--ONE ONLY)                       (Minor's Name)

   Under the             Uniform Gift to Minors Act.          --     --
            ------------                             -------------------------
              (State)                                  (Minor's Soc Sec No.)

   CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS (complete Corporate
    Resolution)

   ---------------------------------------------------------------------------
   (Name of Corporation, Partnership, Trust or Other)
         /      /                                                 --
   ------ ------------   --------------------------------   ------------------
    (Date of Trust)      (Name of Trustee(s))               (Tax I.D. No.)

   Citizen of: [ ] U.S.  [ ] Other:
                                   ----------------------
------------------------------------------------------------------------------
3. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

   ---------------------------------------------------------------------------
   (Street Address)

   -------------------------------------------------- ---------------- -------
   (City)                                             (State)          (Zip)
   (      )       --           (       )         --
           -------  --------            --------   --------
          (Daytime Phone No.)           (Evening Phone No.)

------------------------------------------------------------------------------
4. DISTRIBUTION OPTIONS (PLEASE INDICATE ONE -- DISTRIBUTIONS WILL BE REINVESTED IF NO OPTION IS CHECKED)
   [ ] Automatic Compounding (reinvest all dividends and capital gains)
   [ ] Cash Dividends (dividends in cash; reinvest capital gains)
   [ ] All Cash (all dividends and capital gains in cash)
------------------------------------------------------------------------------
5. SHAREHOLDER OPTIONS (FILL-IN THOSE SECTIONS THAT APPLY)
   LETTER OF INTENT
   [ ] $50,000.  [ ] $250,000.  [ ] $500,000.  [ ] $1,000,000.
   [ ] I agree to the letter of intent provisions of the Prospectus and
       Statement of Additional Information, Although I am not obligated to purchase, and the Fund is not obligated to sell, I intend to invest,
       over a 13-month period beginning on                  , 19    , an
       aggregate amount in the Fund at least equal to (check appropriate box above).


   RIGHT OF ACCUMULATION/COMBINED PURCHASE PRIVILEGE
   I apply for Right of Accumulation or Combined Purchase Privilege reduced sales charges subject to the Agent's confirmation of the following holdings of eligible load accounts of the Fund.

   -------------------------------- ----------------------- $-----------------
   (Shareholder)                    (Account No.)            (Approx. $ Value)

   -------------------------------- ----------------------- $-----------------
   (Shareholder)                    (Account No.)            (Approx. $ Value)

   TELEPHONE TRANSFER OPTION
   [ ] I (we) authorize Rodney Square Management Corporation to honor telephone instructions for my (our) account. Neither the Fund nor Rodney Square Management Corporation will be liable for properly acting upon telephone instructions believed to be genuine. PLEASE ATTACH A VOIDED CHECK ON THE TRANSFER ACCOUNT AND COMPLETE BELOW:

   ---------------------------------------------- ----------------- ----------
   (NAME OF BANK)                                 (CITY)            (STATE)

   -----------------   -------------------------------------------------------
   (Account Number)    (ABA Bank Routing Number--9-digit number needed to
                        process)
   [  ] Checking    [  ] Savings
------------------------------------------------------------------------------
6. SIGNATURE AND CERTIFICATION

   Required by Federal tax law to avoid 31% backup withholding: "By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box below:"
   [ ] I am subject to backup withholding.
   Receipt of the current Prospectus is hereby acknowledged.

   -------------------------------------       Date:                   , 19
   (Signature)                                       -------------------   ---
   [ ] Owner   [ ] Custodian   [ ] Trustee

   --------------------------------------      Date:                   , 19
   (Joint Owner Signature, If Applicable)            -------------------   ---

------------------------------------------------------------------------------
7. INVESTMENT DEALER INFORMATION

   ---------------------------------------------------------------------------
   (Firm Name)

   -----------------------------------------    ------------------------------
   (Rep. Name)                                  (Rep No.)

   -----------------------------------------
   (Authorized Signature)

   ---------------------------------------------------------------------------
   (Branch Address)                                               (Branch No.)

   ------------------------------------   ----------------------  ------------
   (City)                                 (State)                 (Zip)
------------------------------------------------------------------------------